Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WADDELL & REED ADVISORS FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2017
Supplement [Text Block]	wraf1_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated April 10, 2017 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2017

Effective immediately, additional sales charge reduction and waiver categories will be added to certain share classes of Waddell & Reed Advisors Bond Fund for purchases through specific intermediaries. Therefore, the prospectus for that fund is amended as follows:

The following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section on page 2:

Further information about intermediary sales charge discounts may be found in Appendix B — Intermediary Sales Charge Discounts and Waivers.

Waddell & Reed Advisors Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf1_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated April 10, 2017 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2017

Effective immediately, additional sales charge reduction and waiver categories will be added to certain share classes of Waddell & Reed Advisors Bond Fund for purchases through specific intermediaries. Therefore, the prospectus for that fund is amended as follows:

The following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section on page 2:

Further information about intermediary sales charge discounts may be found in Appendix B — Intermediary Sales Charge Discounts and Waivers.